Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	CLECO CORPORATE HOLDINGS LLC
Entity Central Index Key	0001089819
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Document Type	S-4
Amendment Flag	false